Segmented Information - Assets and Liabilities by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total general fund assets	$ 197,090	$ 180,229
Investments for account of segregated fund holders	125,921	116,973
Total general fund liabilities	171,228	155,721
Consolidation adjustments
Disclosure of operating segments [line items]
Total general fund assets	(286)	(272)
Investments for account of segregated fund holders	0	0
Total general fund liabilities	(286)	(272)
Canada | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	106,318	94,909
Investments for account of segregated fund holders	107,494	98,758
Total general fund liabilities	97,728	86,847
SLF U.S. | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	33,790	34,711
Investments for account of segregated fund holders	541	514
Total general fund liabilities	30,354	31,044
Asset Management
Disclosure of operating segments [line items]
Total general fund assets	6,957	5,666
Investments for account of segregated fund holders	0	0
Asset Management | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	6,957	5,666
Investments for account of segregated fund holders	0	0
Total general fund liabilities	4,898	4,250
SLF Asia | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	36,414	31,285
Investments for account of segregated fund holders	7,211	6,675
Total general fund liabilities	30,004	25,750
Corporate
Disclosure of operating segments [line items]
Total general fund assets	13,897	13,930
Investments for account of segregated fund holders	10,675	11,026
Corporate | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	13,897	13,930
Investments for account of segregated fund holders	10,675	11,026
Total general fund liabilities	$ 8,530	$ 8,102